Funds Held for Clients and Client Funds Obligation - Additional Information (Detail)	9 Months Ended
Sep. 30, 2014
Accounts Payable And Accrued Expenses [Line Items]
Maximum holding period for funds collected from clients	120 days
Minimum [Member]
Accounts Payable And Accrued Expenses [Line Items]
Disbursement period of funds collected from clients	1 day
Maximum [Member]
Accounts Payable And Accrued Expenses [Line Items]
Disbursement period of funds collected from clients	30 days